Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010
Assets:
Cash and cash equivalents	$ 619,051	$ 619,051	$ 457,292	$ 395,945	$ 522,870
Liabilities:
Short-term borrowings	114,477	114,477	98,801
Short-term borrowings from related parties	94,611	94,611	28,013
Noncontrolling interests subject to put provisions	546,266	546,266	410,491
Notional amount of foreign currency cash flow hedge derivatives	677,266	677,266	1,278,764
Notional amount of foreign currency derivative instruments not designated as hedging instruments	1,288,962	1,288,962		2,149,440
Notional amount of interest rate derivatives				2,650,000
Reclassification from accumulated OCI into earnings, time estimate	12 months	5,445
Amount of additional interest expense expected to be reclassified into earnings	19,874
The time period estimated for the anticipated transfer of interest expense into earnings	12 months
Maximum remaining maturity of foreign currency derivatives	38	38
Maximum remaining maturity of interest rate cash flow hedges		49
Euro Notes [Member]
Liabilities:
Senior Long Term Notes	251,327	251,327	258,780
Senior Notes [Member]
Liabilities:
Senior Long Term Notes	4,708,296	4,708,296	2,883,009
Carrying Reported Amount Fair Value Disclosure [Member]
Assets:
Cash and cash equivalents	619,051	619,051	457,292
Accounts receivable	3,093,384	3,093,384	2,909,326
Long-term notes receivable			234,490
Liabilities:
Accounts Payable	640,946	640,946	652,649
Short-term borrowings	114,477	114,477	98,801
Short-term borrowings from related parties	94,611	94,611	28,013
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes	1,113,571	1,113,571	1,147,208
Senior Credit Agreement	2,159,166	2,159,166	2,795,589
Noncontrolling interests subject to put provisions	546,266	546,266	410,491
Carrying Reported Amount Fair Value Disclosure [Member] | Euro Notes [Member]
Liabilities:
Senior Long Term Notes	251,327	251,327	258,780
Carrying Reported Amount Fair Value Disclosure [Member] | Senior Notes [Member]
Liabilities:
Senior Long Term Notes	4,708,296	4,708,296	2,883,009
Portion At Fair Value Fair Value Disclosure [Member]
Assets:
Cash and cash equivalents	619,051	619,051	457,292
Accounts receivable	3,093,384	3,093,384	2,909,326
Long-term notes receivable			233,514
Liabilities:
Accounts Payable	640,946	640,946	652,649
Short-term borrowings	114,477	114,477	98,801
Short-term borrowings from related parties	94,611	94,611	28,013
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes	1,113,571	1,113,571	1,147,208
Senior Credit Agreement	2,147,613	2,147,613	2,774,951
Noncontrolling interests subject to put provisions	546,266	546,266	410,491
Portion At Fair Value Fair Value Disclosure [Member] | Euro Notes [Member]
Liabilities:
Senior Long Term Notes	254,383	254,383	265,655
Portion At Fair Value Fair Value Disclosure [Member] | Senior Notes [Member]
Liabilities:
Senior Long Term Notes	$ 5,126,310	$ 5,126,310	$ 2,989,307